Related Party Transactions - Summary of Significant Receivables From and Payables To Related Parties (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Trade Receivables Related Party Transactions	₨ 104		₨ 167	$ 1
Amounts receivable related party transactions	6,050		4,116	87
Loans given	788	$ 12	770
Trade payable related party transactions	248		414	3
Amounts payable related party transactions	22,463		1,167	324
Commission and consultancy fees payable to KMP and their relatives	47		35	1
Guarantees outstanding given / (taken)	507		344	7
Banking limits assigned/utilized/renewed to/for group companies	1,150		1,150	17
Investment	51,005		5,340	737
Konkola Copper Mines ('KCM') [member]
Disclosure of transactions between related parties [line items]
Trade Receivables Related Party Transactions	2		12	0
Amounts receivable related party transactions	5,503		3,225	79
Trade payable related party transactions	100		383	1
Sterlite Power Transmission Limited ('SPTL')[member]
Disclosure of transactions between related parties [line items]
Trade Receivables Related Party Transactions	30		47	0
Amounts receivable related party transactions	1		3	0
Trade payable related party transactions	16		31	0
Vedanta Resources Limited [member]
Disclosure of transactions between related parties [line items]
Trade Receivables Related Party Transactions	72		68	1
Amounts receivable related party transactions	349		627	5
Investment	2,227		4,117	32
Amounts payable related party transactions	859		212	12
Sterlite Technologies Limited ('STL') [member]
Disclosure of transactions between related parties [line items]
Trade Receivables Related Party Transactions			40
Trade payable related party transactions	132			2
Sterlite Iron and Steel Company Limited ('SISCOL') [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	130		127	2
Loans given	45	1	45
Goa Maritime Private Limited [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	10		10	0
Vedanta Foundation [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions			50
Volcan Investments Limited [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	6		41	0
Amounts payable related party transactions	20,699			299
Banking limits assigned/utilized/renewed to/for group companies	1,150		1,150	17
Volcan Investments Limited [member] | Structured investments [member]
Disclosure of transactions between related parties [line items]
Investment	47,717			690
Twinstar Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	50		33	1
Loans given	692	10	650
Sterlite Power Grid Ventures Limited [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	1		0	0
Vedanta Medical Research Foundation ('VMRF') )[member]
Disclosure of transactions between related parties [line items]
Guarantees outstanding given / (taken)	507		344	7
India Grid trust [member]
Disclosure of transactions between related parties [line items]
Investment	1,061		1,223	15
RoshSkor Township (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Loans given	51	$ 1	75
Hindustan Zinc Limited Employees Contributory Provident Fund Trust [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	102		89	1
Sesa Resources Limited Employees Provident Fund Trust [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	1		1	0
Sesa Mining Corporation Limited Employees Provident Fund Trust [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	3		3	0
Sesa group employees provident fund Trust [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	17		17	0
Balco employees provident fund trust [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	51		50	1
HZL Superannuation Trust [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	3		2	0
HZL Employee group Gratuity Trust [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	536		620	8
Sesa Group Executives Superannuation scheme Fund [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	3		2	0
Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	0		0	0
Sesa Mining Corporation Limited Employees Gratuity Fund [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	12		14	0
Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	53		40	1
Sesa Resources Limited Employees Gratuity Fund [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	2		5	0
Cairn Foundation [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	84		112	1
Sterlite power transmission limited [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	38			1
Key management personnel and their immediate relatives [member]
Disclosure of transactions between related parties [line items]
Commission and consultancy fees payable to KMP and their relatives	₨ 47		₨ 35	$ 1